Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Opening Financial Position Reclassification (IFRS 15 Standard)

Upon adoption of IFRS 15, the Group made the following reclassifications in its opening financial position:

(in millions of Euros)	Carrying amount December 31, 2017	Contract liabilities reclassification	Carrying amount January 1, 2018
Trade receivables and other	467	18	485
Trade payables and other	(984)	(41)	(1,025)
Provisions	(153)	23	(130)

Disclosure of Foreign Exchange Rates

The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
Foreign exchange rate for 1 Euro		Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1798	1.1450	1.1273	1.1993	1.1063	1.0541
Swiss Francs	CHF	1.1546	1.1269	1.1103	1.1702	1.0901	1.0739
Czech Koruna	CZK	25.6452	25.7240	26.3151	25.5349	27.0342	27.0210